SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Macro Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Henning Potstada, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Christoph-Arend Schmidt, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Stefan Flasdick, Vice President. Portfolio Manager of the fund. Began managing the fund in 2017.
Fabian Degen, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2021.
The following information replaces the existing similar disclosure for the fund in the “MANAGEMENT” section within the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Henning Potstada, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■
Joined DWS in 2006.
■
Portfolio Manager for Multi Asset: Frankfurt.
■
MBA, University of Bayreuth, Germany.
Christoph-Arend Schmidt, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■
Joined DWS in 2008.
■
Portfolio Manager for Multi Asset: Frankfurt.
■
MBA, University of Bayreuth, Germany.
Stefan Flasdick, Vice President. Portfolio Manager of the fund. Began managing the fund in 2017.
■
Joined DWS in 2004 with 11 years of industry experience. Prior to his current role, he served as a portfolio manager in Deutsche Bank Private Wealth Management. Previously, he served in Futures & Options Sales for Germany & Austria at JP Morgan in London and Frankfurt. He began his career as a Trainee in Treasury and F&O Sales at BfG Bank / Credit Lyonnais.
Fabian Degen, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2007.
■
Portfolio Manager and Analyst: New York.
■
Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn (with semester at the University of Maine (USA)).
Please Retain This Supplement for Future Reference
March 1, 2021
PROSTKR21-08